Long-Term Debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt
Long-term debt is listed below:

December 31,	2013		2012
(In thousands)	Outstanding Balance	Average Rate	Outstanding Balance	Average Rate
Total Federal Home Loan Bank advances by year of maturity:
2013	—	—%	50,500	1.07%
2014	100,500	1.51%	100,500	1.51%
2015	51,000	2.00%	51,000	2.00%
2016	26,000	0.92%	1,000	2.05%
2017	51,000	3.37%	51,000	3.37%
2018	125,062	2.11%	100,088	2.34%
Thereafter	176,745	3.13%	152,171	3.34%
Total	$530,307	2.39%	506,259	2.42%
Total broker repurchase agreements by year of maturity:
2017	300,000	1.75%	300,000	1.75%
Total	$300,000	1.75%	$300,000	1.75%
Total combined long-term debt by year of maturity:
2013	—	—%	50,500	1.07%
2014	100,500	1.51%	100,500	1.51%
2015	51,000	2.00%	51,000	2.00%
2016	26,000	0.92%	1,000	2.05%
2017	351,000	1.99%	351,000	1.99%
2018	125,062	2.11%	100,088	2.34%
Thereafter	176,745	3.13%	152,171	3.34%
Total	$830,307	2.16%	$806,259	2.17%
Prepayment penalty	(19,766)	—	(24,601)	—
Total long-term debt	$810,541	2.82%	$781,658	2.87%

On November 30, 2012, Park restructured $300 million in repurchase agreements at a rate of 1.75%. As part of this restructuring, Park paid a prepayment penalty of $25 million. The penalty is being amortized as an adjustment to interest expense over the remaining term of the repurchase agreements using the effective interest method, resulting in an effective interest rate of 3.40%. Of the $25 million prepayment penalty, $19.8 million remained to be amortized as of December 31, 2013. The remaining amortization will be $4.9 million in 2014, $5.0 million in 2015, $5.1 million in 2016 and $4.8 million in 2017.

Park had approximately $176.7 million of long-term debt at December 31, 2013 with a contractual maturity longer than five years. However, approximately $150 million of this debt is callable by the issuer in 2014.

At December 31, 2013 and 2012, FHLB advances were collateralized by investment securities owned by PNB’s banking divisions and by various loans pledged under a blanket agreement by the PNB's divisions.

See Note 4 of these Notes to Consolidated Financial Statements for the amount of investment securities that were pledged. See Note 9 of these Notes to Consolidated Financial Statements for the amount of commercial real estate and residential mortgage loans that were pledged to the FHLB at December 31, 2013 and December 31, 2012.